Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company determines if an arrangement is a lease at inception. Operating leases are off balance sheet arrangements with rent expense included in Cost of revenue and Selling, general and administrative in the Consolidated Statements of Comprehensive Loss. Future noncancelable operating lease commitments are as follows (in thousands):

Year ended	Total
2021	$2,585
2022	2,179
2023	1,834
2024	1,030
2025	589
Thereafter	465

Total lease payments	$8,682